Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Total		$ 70,777	$ 101,957
NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,275	3,193
Bank loans measured at amortized cost [Member] | NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9
Bank loans measured at amortized cost [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9			17,407
Leases measured at amortized cost [Member] | NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,275	3,193
Leases measured at amortized cost [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	[1]	2,547
Contingent consideration at fair value through profit or loss [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		21,855	23,534
Assumed liabilities measured at amortized cost [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		$ 46,375	$ 61,016

[1]	The balance does not include current maturities of lease of $134 thousand that was classified to other accounts receivables due to expected lease incentive.